Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 70,341	$ 67,768	$ 72,163
Fair value, financial liabilities	(110,883)	(94,485)	(90,840)
Swaps hedging bonds | Not later than one year | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets		45	172
Fair value, financial liabilities	(423)	(208)	(157)
Total fair value	(423)	(163)	15
Notional value, Assets		1,345	2,391
Notional value, Liabilities	3,346	1,874	1,840
Total notional value	3,346	3,219	4,231
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial liabilities		(87)
Total fair value		(87)
Notional value, Liabilities		969
Total notional value		969
Swaps hedging bonds | Due after 12 months | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	469	235	337
Fair value, financial liabilities	(736)	(1,281)	(951)
Total fair value	(267)	(1,046)	(614)
Notional value, Assets	10,896	3,712	5,075
Notional value, Liabilities	8,127	16,225	14,669
Total notional value	19,023	19,937	19,744
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	43	378	269
Fair value, financial liabilities	(958)	(599)	(131)
Total fair value	(915)	(221)	138
Notional value, Assets	4,062	10,043	9,466
Notional value, Liabilities	21,324	11,265	11,288
Total notional value	25,386	21,308	20,754
Swaps hedging bonds | Year 2 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	2,695	3,346	3,247
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value			969
Swaps hedging bonds | Year 3 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,298	1,945	3,346
Swaps hedging bonds | Year 4 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,858	4,309	1,945
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000
Swaps hedging bonds | Year 5 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	2,337	3,858	4,336
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	3,659
Swaps hedging bonds | More than 5 years | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	5,835	6,479	6,870
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	20,727	21,308	19,785
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	1	2	2
Total fair value	1	2	2
Notional value, Assets	29	39	55
Total notional value	29	39	55
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Notional value, Assets		4	28
Total notional value		4	28
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value		4	24
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value			4
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	11	7	32
Fair value, financial liabilities	(24)	(79)	(17)
Total fair value	(13)	(72)	15
Notional value, Assets	23,522	17,001	36,775
Notional value, Liabilities	16,007	20,816	13,905
Total notional value	39,529	37,817	50,680
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	50	57	64
Fair value, financial liabilities	(44)	(22)	(3)
Total fair value	6	35	61
Notional value, Assets	2,225	2,515	2,300
Notional value, Liabilities	3,475	2,686	370
Total notional value	5,700	5,201	2,670
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	2,217	2,186	41
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	1,463	1,004	50
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	18	56	1,000
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	1,820	1
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	182	1,954	1,579
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	111	66	219
Fair value, financial liabilities	(39)	(104)	(71)
Total fair value	72	(38)	148
Notional value, Assets	6,446	10,500	15,132
Notional value, Liabilities	4,455	9,107	6,048
Total notional value	10,901	19,607	21,180
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	17	11	9
Fair value, financial liabilities		(7)	(17)
Total fair value	17	4	(8)
Notional value, Assets	431	44	175
Notional value, Liabilities	131	34	229
Total notional value	562	78	404
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	529	65	222
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	$ 33	12	128
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value		$ 1	46
Held for trading - Currency swaps and forward exchange contracts | Year 5
Financial structure, financial costs and financial instruments
Total notional value			7
Held for trading - Currency swaps and forward exchange contracts | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value			$ 1